UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/13

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin India Growth Fund	Shares	Value
Common Stocks (Cost $1,505,544) 2.4%		
IT Services 2.4%		
[a]Cognizant Technology Solutions Corp., A (United States)	20,000	$ 1,447,800
Mutual Funds (Cost $56,441,316) 98.3%		
Diversified Financial Services 98.3%		
[a]FT (Mauritius) Offshore Investments Ltd. (India)	6,843,974	58,621,621
Total Investments (Cost $57,946,860) 100.7%		60,069,421
Other Assets, less Liabilities (0.7)%		(406,866)
Net Assets 100.0%		$ 59,662,555

[a]Non-income producing.

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited)

Franklin World Perspectives Fund	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 95.8%			
Australia 2.3%			
Amcor Ltd.	Containers & Packaging	10,658	$ 101,480
BHP Billiton Ltd.	Metals & Mining	3,341	104,055
Brambles Ltd.	Commercial Services & Supplies	7,308	59,661
Coca-Cola Amatil Ltd.	Beverages	3,389	39,155
Commonwealth Bank of Australia	Commercial Banks	795	53,044
Computershare Ltd.	IT Services	10,587	93,094
CSL Ltd.	Biotechnology	1,355	80,492
FlexiGroup Ltd.	Consumer Finance	5,740	23,482
Rio Tinto Ltd.	Metals & Mining	343	17,735
SAI Global Ltd.	Professional Services	6,208	21,154
Shopping Centres Australasia Property Group	Real Estate Investment Trusts (REITs)	516	749
SPDR S&P ASX 200 Fund	Diversified Financial Services	2,289	97,160
Woolworths Ltd.	Food & Staples Retailing	2,351	70,431
WorleyParsons Ltd.	Energy Equipment & Services	1,835	36,346
			798,038
Belgium 0.6%			
Anheuser-Busch InBev NV	Beverages	2,160	207,964
Brazil 1.0%			
Aliansce Shopping Centers SA	Real Estate Management & Development	6,000	55,478
BM&F BOVESPA SA	Diversified Financial Services	12,300	66,486
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	4,200	43,190
Estacio Participacoes SA	Diversified Consumer Services	11,200	86,726
LPS Brasil Consultoria de Imoveis SA	Real Estate Management & Development	5,600	45,479
Porto Seguro SA	Insurance	5,100	57,601
			354,960
Canada 4.7%			
Agrium Inc.	Chemicals	175	14,843
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	375	22,978
Bank of Montreal	Commercial Banks	550	34,193
Bank of Nova Scotia	Commercial Banks	1,375	77,640
Bonavista Energy Corp.	Oil, Gas & Consumable Fuels	1,675	21,000
Brookfield Asset Management Inc., A	Real Estate Management & Development	1,875	69,371
Calfrac Well Services Ltd.	Energy Equipment & Services	525	17,400
Canadian Imperial Bank of Commerce	Commercial Banks	900	68,270
Canadian National Railway Co.	Road & Rail	850	84,938
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	1,975	61,191
Canadian Pacific Railway Ltd.	Road & Rail	1,350	165,888
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	1,350	39,974
Enbridge Inc.	Oil, Gas & Consumable Fuels	875	38,812
Franco-Nevada Corp.	Metals & Mining	675	28,738
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	700	31,234
Home Capital Group Inc.	Thrifts & Mortgage Finance	475	28,948
IGM Financial Inc.	Capital Markets	875	41,572
MacDonald Dettwiler and Associates Ltd.	Aerospace & Defense	565	42,242
Major Drilling Group International Inc.	Metals & Mining	3,250	22,113
Manulife Financial Corp.	Insurance	2,100	36,978
Metro Inc., A	Food & Staples Retailing	825	59,160
ªNuvista Energy Ltd.	Oil, Gas & Consumable Fuels	7,325	48,484
Potash Corp. of Saskatchewan Inc.	Chemicals	1,150	33,358
Power Corp. of Canada	Insurance	2,100	60,362
Power Financial Corp.	Insurance	1,450	45,518
Rogers Communications Inc., B	Wireless Telecommunication Services	1,075	42,943
Royal Bank of Canada	Commercial Banks	950	59,329

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Saputo Inc.	Food Products	425	19,658
Savanna Energy Services Corp.	Energy Equipment & Services	4,750	34,122
SNC-Lavalin Group Inc., A	Construction & Engineering	1,450	60,267
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	675	21,327
Thomson Reuters Corp.	Media	2,325	79,209
The Toronto-Dominion Bank	Commercial Banks	700	58,979
TransCanada Corp.	Oil, Gas & Consumable Fuels	1,375	62,811
			1,633,850
Chile 0.2%			
iShares MSCI Chile Capped ETF	Diversified Financial Services	1,248	60,690
China 1.9%			
Airtac International Group	Machinery	7,000	39,673
[a]Baidu Inc., ADR	Internet Software & Services	580	76,740
China Construction Bank Corp., H	Commercial Banks	101,000	75,402
China Merchants Bank Co. Ltd., H	Commercial Banks	23,000	38,612
China Mobile Ltd.	Wireless Telecommunication Services	1,500	15,937
China Overseas Land & Investment Ltd.	Real Estate Management & Development	44,000	126,514
China Resources Gas Group Ltd.	Gas Utilities	8,000	19,991
China Resources Land Ltd.	Real Estate Management & Development	12,000	32,957
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	11,500	33,214
CNOOC Ltd.	Oil, Gas & Consumable Fuels	11,000	19,828
Dongfeng Motor Group Co. Ltd., H	Automobiles	72,000	96,363
Hengan International Group Co. Ltd.	Personal Products	4,000	44,045
Parkson Retail Group Ltd.	Multiline Retail	44,500	17,615
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	28,000	32,709
			669,600
Egypt 0.2%			
[a]OCI NV	Construction & Engineering	985	36,859
[a,b]Orascom Telecom Holding SAE, GDR, Reg S	Wireless Telecommunication Services	9,366	27,489
			64,348
France 3.8%			
Euler Hermes SA	Insurance	4,215	471,756
Legrand SA	Electrical Equipment	7,050	365,270
[a]Lyxor ETF Eastern Europe (CECE EUR)	Diversified Financial Services	3,949	90,955
Neopost SA	Office Electronics	4,173	300,527
Nexans SA	Electrical Equipment	1,775	94,609
			1,323,117
Germany 0.9%			
GFK AG	Media	6,421	316,025
Hong Kong 1.2%			
[c]AIA Group Ltd., 144A	Insurance	18,200	86,240
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	9,900	117,810
First Pacific Co. Ltd.	Diversified Financial Services	12,750	14,418
Gourmet Master Co. Ltd.	Hotels, Restaurants & Leisure	5,000	29,088
Hong Kong Exchanges & Clearing Ltd.	Diversified Financial Services	4,070	63,184
Sa Sa International Holdings Ltd.	Specialty Retail	16,000	15,947
Samsonite International SA	Textiles, Apparel & Luxury Goods	27,000	73,978
			400,665
India 1.2%			
[a,d]Franklin India Growth Fund, Class R6	Diversified Financial Services	48,904	395,141
Indonesia 0.5%			
Astra International Tbk PT	Automobiles	51,500	32,571
Bank Central Asia Tbk PT	Commercial Banks	39,000	39,465
Bank Rakyat Indonesia Persero Tbk PT	Commercial Banks	21,000	16,857
Kalbe Farma Tbk PT	Pharmaceuticals	271,000	37,707

ᵃSurya Citra Media Tbk PT	Media	196,985	51,271
			177,871
Ireland 0.8%			
DCC PLC	Industrial Conglomerates	6,877	278,625
Israel 0.2%			
ᵃCheck Point Software Technologies Ltd.	Software	1,320	74,329
Italy 1.1%			
Prysmian SpA	Electrical Equipment	17,760	360,980
Japan 5.4%			
CANON Inc.	Office Electronics	1,810	55,913
Chubu Electric Power Co. Inc.	Electric Utilities	4,068	56,497
Coca-Cola West Company Ltd.	Beverages	7,025	136,590
Fuji Heavy Industries Ltd.	Automobiles	1,980	48,972
Hitachi Ltd.	Electronic Equipment, Instruments & Components	9,850	66,186
INPEX Corp.	Oil, Gas & Consumable Fuels	4	17,524
ITOCHU Corp.	Trading Companies & Distributors	8,167	97,245
KDDI Corp.	Wireless Telecommunication Services	829	45,799
Keihin Electric Express Railway Co. Ltd.	Road & Rail	11,057	92,363
Keyence Corp.	Electronic Equipment, Instruments & Components	184	60,128
Komatsu Ltd.	Machinery	3,296	73,645
Mitsubishi Corp.	Trading Companies & Distributors	5,103	93,227
Mitsubishi UFJ Financial Group Inc.	Commercial Banks	16,100	98,811
Nippon Steel Sumitomo Metal	Metals & Mining	15,415	44,864
Nomura Holdings Inc.	Capital Markets	6,373	48,615
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	372	60,591
Shin-Etsu Chemical Co. Ltd.	Chemicals	1,135	70,934
SOFTBANK Corp.	Wireless Telecommunication Services	875	55,757
Sumitomo Mitsui Financial Group Inc.	Commercial Banks	2,017	92,379
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	2,017	84,552
T&D Holdings Inc.	Insurance	4,703	59,601
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,508	112,050
Toyota Industries Corp.	Auto Components	1,806	74,416
Toyota Motor Corp.	Automobiles	2,546	155,217
Yokohama Rubber Co. Ltd.	Auto Components	6,412	63,253
			1,865,129
Kuwait 0.2%			
Burgan Bank SAK	Commercial Banks	17,316	37,147
Kuwait Projects Co. Holding KSC	Diversified Financial Services	19,006	36,762
			73,909
Luxembourg 0.1%			
L'Occitane International SA	Specialty Retail	20,500	45,939
Malaysia 0.3%			
Malayan Banking Bhd.	Commercial Banks	5,550	17,540
Nestle (Malaysia) Bhd.	Food Products	3,400	70,859
Public Bank Bhd., fgn.	Commercial Banks	3,500	18,608
			107,007
Mexico 0.4%			
iShares MSCI Mexico Capped ETF	Diversified Financial Services	2,155	142,381
Netherlands 2.3%			
Fugro NV, IDR	Energy Equipment & Services	6,494	395,635

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Reed Elsevier NV	Media	20,920	400,720
			796,355
Norway 0.7%			
TGS Nopec Geophysical Co. ASA	Energy Equipment & Services	7,353	236,277
Oman 0.1%			
Bank Muscat SAOG	Commercial Banks	24,578	37,410
Qatar 0.3%			
Gulf International Services QSC	Energy Equipment & Services	2,656	34,902
Industries Qatar QSC	Industrial Conglomerates	700	30,546
Qatar National Bank	Commercial Banks	849	41,269
			106,717
Russia 0.7%			
ᵃdb x-trackers MSCI Russia Capped Index ETF	Diversified Financial Services	8,572	237,530
Singapore 0.9%			
Ezion Holdings Ltd.	Energy Equipment & Services	20,000	34,937
OSIM International Ltd.	Specialty Retail	19,000	30,649
Parkson Retail Asia Ltd.	Multiline Retail	2,000	2,439
ᶜParkson Retail Asia Ltd., 144A	Multiline Retail	9,000	10,977
SATS Ltd.	Transportation Infrastructure	24,000	62,698
Singapore Exchange Ltd.	Diversified Financial Services	13,000	78,050
Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	20,207
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	21,000	64,941
United Overseas Bank Ltd.	Commercial Banks	1,000	16,887
			321,785
South Africa 0.7%			
ᵃiShares MSCI South Africa - B UCITS ETF	Diversified Financial Services	588	64,436
iShares MSCI South Africa ETF	Diversified Financial Services	2,807	167,353
			231,789
South Korea 2.2%			
E-Mart Co. Ltd.	Food & Staples Retailing	141	26,539
Hana Financial Group Inc.	Commercial Banks	1,770	56,705
Hankook Tire Co. Ltd.	Auto Components	630	33,751
Hyundai Department Store Co. Ltd.	Multiline Retail	185	26,588
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	528	27,817
Hyundai Heavy Industries Co. Ltd.	Machinery	137	25,603
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	940	25,765
Hyundai Motor Co.	Automobiles	289	59,796
Hyundai Wia Corp.	Auto Components	192	28,022
Kia Motors Corp.	Automobiles	992	56,234
ᵃKorea Electric Power Corp.	Electric Utilities	1,120	28,556
KT Corp.	Diversified Telecommunication Services	710	22,999
Kyungchang Industrial Co. Ltd.	Auto Components	4,723	40,434
ᵃLG Life Sciences Ltd.	Pharmaceuticals	480	24,647
ᵃMediaplex Inc./South Korea	Media	792	2,629
S&T Dynamics Co. Ltd.	Auto Components	1,970	23,404
Samchuly Bicycle Co. Ltd.	Leisure Equipment & Products	1,689	26,529
Samsung C&T Corp.	Trading Companies & Distributors	453	22,414
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	171	194,785
Songwon Industrial Co. Ltd.	Chemicals	1,850	21,567
			774,784
Spain 0.9%			
ᵃMediaset Espana Comunicacion SA	Media	30,950	321,618
Sri Lanka 0.1%			
Nestle Lanka PLC	Food Products	1,070	15,845

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Sweden 1.1%			
JM AB	Household Durables	13,743	365,853
Switzerland 1.8%			
ᵃDufry AG	Specialty Retail	2,146	280,246
Roche Holding AG	Pharmaceuticals	1,350	332,469
			612,715
Taiwan 1.5%			
Cleanaway Co. Ltd.	Commercial Services & Supplies	5,000	33,005
ᵃEclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	30,805
Epistar Corp.	Semiconductors & Semiconductor Equipment	35,000	58,343
FLEXium Interconnect Inc.	Electronic Equipment, Instruments & Components	2,000	7,335
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	6,000	45,408
Giga Solar Materials Corp.	Semiconductors & Semiconductor Equipment	4,600	35,119
Ginko International Co. Ltd.	Health Care Equipment & Supplies	2,000	36,273
Mega Financial Holding Co. Ltd.	Commercial Banks	68,000	56,789
Poya Co. Ltd.	Multiline Retail	9,090	48,185
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	37,570	128,386
ᵃWin Semiconductors Corp.	Semiconductors & Semiconductor Equipment	8,000	8,655
Yungtay Engineering Co. Ltd.	Machinery	18,000	43,507
			531,810
Thailand 0.6%			
Bangkok Bank PCL, fgn.	Commercial Banks	3,320	22,130
BEC World PCL, fgn.	Media	11,000	21,575
CP ALL PCL, fgn.	Food & Staples Retailing	5,100	5,693
Kasikornbank PCL, fgn.	Commercial Banks	6,200	36,977
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	7,400	78,118
Siam Commercial Bank PCL, fgn.	Commercial Banks	4,790	24,214
			188,707
United Arab Emirates 0.3%			
Emaar Properties PJSC	Real Estate Management & Development	27,009	43,900
First Gulf Bank PJSC	Commercial Banks	9,730	43,709
			87,609
United Kingdom 10.3%			
The Berkeley Group Holdings PLC	Household Durables	10,105	347,014
ᵃCarpetright PLC	Specialty Retail	13,392	134,220
Cineworld Group PLC	Media	59,961	342,083
Clarkson PLC	Marine	10,130	291,177
De La Rue PLC	Commercial Services & Supplies	5,277	79,372
Diageo PLC	Beverages	2,953	92,191
Dignity PLC	Diversified Consumer Services	17,657	395,554
Hiscox Ltd.	Insurance	39,125	386,325
Imperial Tobacco Group PLC	Tobacco	6,231	209,002
International Personal Finance PLC	Consumer Finance	56,855	549,720
Reckitt Benckiser Group PLC	Household Products	3,410	242,684
Savills PLC	Real Estate Management & Development	50,675	485,150
			3,554,492
United States 44.3%			
Abbott Laboratories	Health Care Equipment & Supplies	5,100	186,813
ACE Ltd.	Insurance	2,350	214,743
ᵃActavis Inc.	Pharmaceuticals	1,850	248,399
Aflac Inc.	Insurance	2,550	157,284
Airgas Inc.	Chemicals	1,060	109,403
Allergan Inc.	Pharmaceuticals	1,130	102,966
ᵃAmazon.com Inc.	Internet & Catalog Retail	820	247,000

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

American Tower Corp.	Real Estate Investment Trusts (REITs)	1,900	134,501
Anadarko Petroleum Corp.	Oil, Gas & Consumable Fuels	600	53,112
[a]ANSYS Inc.	Software	1,600	127,744
Apple Inc.	Computers & Peripherals	1,310	592,775
[a]Biogen Idec Inc.	Biotechnology	1,100	239,943
The Boeing Co.	Aerospace & Defense	1,550	162,905
[a]BorgWarner Inc.	Auto Components	1,340	127,876
Bristol-Myers Squibb Co.	Pharmaceuticals	5,000	216,200
[a]Celgene Corp.	Biotechnology	2,400	352,464
[a]Cerner Corp.	Health Care Technology	2,500	122,500
[a]Charter Communications Inc., A	Media	1,260	158,432
Chevron Corp.	Oil, Gas & Consumable Fuels	1,300	163,657
[a]Chipotle Mexican Grill Inc.	Hotels, Restaurants & Leisure	250	103,068
The Coca-Cola Co.	Beverages	3,000	120,240
[a]Cognizant Technology Solutions Corp., A	IT Services	240	17,374
Cytec Industries Inc.	Chemicals	536	41,754
Danaher Corp.	Industrial Conglomerates	2,300	154,882
[a]DaVita HealthCare Partners Inc.	Health Care Providers & Services	1,120	130,379
Dick's Sporting Goods Inc.	Specialty Retail	1,900	97,679
[a]DIRECTV	Media	2,020	127,805
[a]Discovery Communications Inc., C	Media	2,930	212,894
[a]Dollar General Corp.	Multiline Retail	1,500	82,005
[a]eBay Inc.	Internet Software & Services	3,500	180,915
Ecolab Inc.	Chemicals	3,800	350,132
[a]Express Scripts Holding Co.	Health Care Providers & Services	1,740	114,057
[a]Facebook Inc., A	Internet Software & Services	5,750	211,772
Fastenal Co.	Trading Companies & Distributors	2,000	98,020
[a]Gilead Sciences Inc.	Biotechnology	5,800	356,410
[a]Google Inc., A	Internet Software & Services	480	426,048
Honeywell International Inc.	Aerospace & Defense	930	77,171
[a]Hub Group Inc., A	Air Freight & Logistics	2,920	111,690
[a]Illumina Inc.	Life Sciences Tools & Services	1,650	131,703
[a]IntercontinentalExchange Inc.	Diversified Financial Services	750	136,838
International Business Machines Corp.	IT Services	770	150,181
iShares Global Energy ETF	Diversified Financial Services	1,633	65,794
[a]Jacobs Engineering Group Inc.	Construction & Engineering	1,500	88,800
Kansas City Southern	Road & Rail	990	106,673
[a]LinkedIn Corp., A	Internet Software & Services	750	152,842
MasterCard Inc., A	IT Services	600	366,366
McKesson Corp.	Health Care Providers & Services	1,000	122,660
Mead Johnson Nutrition Co., A	Food Products	1,750	127,470
Microchip Technology Inc.	Semiconductors & Semiconductor Equipment	4,400	174,856
National Oilwell Varco Inc.	Energy Equipment & Services	1,800	126,306
[a]NetSuite Inc.	Software	1,850	173,696
Nielsen Holdings NV	Professional Services	3,600	120,312
Noble Energy Inc.	Oil, Gas & Consumable Fuels	3,340	208,717
Pall Corp.	Machinery	2,210	154,612
PepsiCo Inc.	Beverages	2,290	191,307
Praxair Inc.	Chemicals	1,250	150,213
Precision Castparts Corp.	Aerospace & Defense	1,020	226,154
[a]Priceline.com Inc.	Internet & Catalog Retail	160	140,107
QUALCOMM Inc.	Communications Equipment	4,450	287,247
[a]Quintiles Transnational Holdings Inc.	Biotechnology	2,400	107,640
Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods	950	172,957
Resmed Inc., CDI	Health Care Equipment & Supplies	6,500	30,156
Rockwell Automation Inc.	Electrical Equipment	680	65,858
Roper Industries Inc.	Electrical Equipment	1,390	175,084
[a]Salesforce.com Inc.	Software	4,400	192,500
[a]SBA Communications Corp.	Wireless Telecommunication Services	2,960	219,306
Schlumberger Ltd.	Energy Equipment & Services	2,400	195,192
[a]Signature Bank/New York NY	Commercial Banks	2,900	265,495
Sirius XM Radio Inc.	Media	57,200	213,356

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Starwood Hotels & Resorts Worldwide Inc.	Hotels, Restaurants & Leisure		1,710	113,117
ªStericycle Inc.	Commercial Services & Supplies		2,100	243,474
T. Rowe Price Group Inc.	Capital Markets		3,200	240,768
Tractor Supply Co.	Specialty Retail		1,100	133,243
TransDigm Group Inc.	Aerospace & Defense		740	106,997
ªTrimble Navigation Ltd.	Electronic Equipment, Instruments & Components		3,450	98,463
ªUnder Armour Inc., A	Textiles, Apparel & Luxury Goods		2,000	134,260
Union Pacific Corp.	Road & Rail		1,190	188,722
ªUnited Rentals Inc.	Trading Companies & Distributors		3,300	189,156
Vanguard Consumer Staples ETF	Diversified Financial Services		1,691	180,345
Vanguard Energy ETF	Diversified Financial Services		680	80,451
Vanguard Financials ETF	Diversified Financial Services		4,005	167,970
ªVantiv Inc., A	IT Services		2,700	70,443
Visa Inc., A	IT Services		1,850	327,468
The Walt Disney Co.	Media		3,720	240,498
ªWaters Corp.	Life Sciences Tools & Services		610	61,573
Wells Fargo & Co.	Commercial Banks		4,800	208,800
ªWhiteWave Foods Co., A	Food Products		5,000	93,450
Whole Foods Market Inc.	Food & Staples Retailing		3,700	205,646
Wynn Resorts Ltd.	Hotels, Restaurants & Leisure		890	118,486
Xilinx Inc.	Semiconductors & Semiconductor Equipment		4,600	214,774
ªYahoo! Inc.	Internet Software & Services		3,500	98,315
				15,289,829
Total Common Stocks and Other Equity Interests (Cost $26,565,494)				33,061,693
Participatory Notes 0.7%				
Saudi Arabia 0.7%				
HSBC Bank PLC,				
Al Rajhi Bank, 8/13/14	Commercial Banks		1,527	31,147
Banque Saudi Fransi, 2/23/15	Commercial Banks		3,374	30,858
Dar Al Arkan Real Estate Development Co., 8/10/15	Real Estate Management & Development		10,476	30,307
ᶜEtihad Etisalat Co., 144A, 12/05/14	Wireless Telecommunication Services		1,370	30,776
National Industrialization Co., 8/13/14	Industrial Conglomerates		4,089	28,129
ᶜSamba Financial Group, 144A, 8/13/14	Commercial Banks		2,189	30,935
ᶜSaudi Basic Industries Corp., 144A, 8/04/14	Chemicals		1,170	29,247
Merrill Lynch International & Co. CV, Al Tayyar Travel Group, 6/10/15	Hotels, Restaurants & Leisure		1,611	36,620
Total Participatory Notes (Cost $221,761)				248,019
Preferred Stocks 1.5%				
Brazil 1.4%				
Banco Industrial e Comercial SA, pfd.	Commercial Banks		17,400	28,140
Cia de Saneamento do Parana, pfd.	Water Utilities		8,400	23,182
Companhia Brasileira de Distribuicao, pfd., A	Food & Staples Retailing		1,200	53,363
Companhia de Bebidas das Americas (AmBev), pfd.	Beverages		3,600	136,074
Itausa - Investimentos Itau SA, pfd.	Commercial Banks		22,832	83,983
Suzano Papel e Celulose SA, pfd., A	Paper & Forest Products		17,900	61,201
Vale SA, pfd., A	Metals & Mining		7,500	92,782
				478,725
South Korea 0.1%				
Hyundai Motor Co., 2nd pfd.	Automobiles		327	30,992
Total Preferred Stocks (Cost $565,762)				509,717
Total Investments before Short Term Investments (Cost $27,353,017)				33,819,429
Short Term Investments 2.1%				
			Principal Amount	
U.S. Government and Agency Securities (Cost $720,000) 2.1%				
United States 2.1%				
ᵉFHLB, 8/01/13		$	720,000	720,000

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $28,073,017) 100.1%		34,539,429
Other Assets, less Liabilities (0.1)%		(22,076)
Net Assets 100.0%	$	34,517,353

[a] Non-income producing.
[b] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the value of this security was $27,489, representing 0.08% of net assets.
[c] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2013, the aggregate value of these securities was $188,175, representing 0.55% of net assets.
[d] The Franklin India Growth Fund is managed by the Fund's investment manager.
[e] The security is traded on a discount basis with no stated coupon rate.

At July 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BKF	Sell	126,535,500	$ 1,300,000	12/24/13	$ 6,548	$ -
Net unrealized appreciation (depreciation)						$ 6,548	

Abbreviations

Counterparty

BKF - Deutsche Bank AG

Selected Portfolio

ADR - American Depositary Receipt
CDI - Clearing House Electronic Subregister System Depositary Interest
ETF - Exchange Traded Fund
FHLB - Federal Home Loan Bank
GDR - Global Depositary Receipt
IDR - International Depositary Receipt
SPDR - S&P Depositary Receipt

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited)

Templeton Foreign Smaller Companies Fund	Industry	Shares	Value
Common Stocks 90.4%			
Bahamas 2.4%			
[a]Steiner Leisure Ltd.	Diversified Consumer Services	70,143	$ 4,064,085
Belgium 1.0%			
Barco NV	Electronic Equipment, Instruments & Components	22,231	1,665,772
Brazil 1.5%			
Companhia de Saneamento de Minas Gerais	Water Utilities	20,300	322,855
Diagnosticos da America SA	Health Care Providers & Services	423,600	2,224,575
			2,547,430
Canada 9.8%			
AGF Management Ltd.	Capital Markets	148,800	1,738,064
Canaccord Financial Inc.	Capital Markets	297,925	1,864,659
Enerflex Ltd.	Energy Equipment & Services	164,100	2,330,480
Ensign Energy Services Inc.	Energy Equipment & Services	298,900	5,199,146
HudBay Minerals Inc.	Metals & Mining	504,030	3,395,034
Trican Well Service Ltd.	Energy Equipment & Services	146,700	2,159,054
			16,686,437
Cayman Islands 1.0%			
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	733,000	1,795,723
China 11.1%			
China Medical System Holdings Ltd.	Pharmaceuticals	1,984,000	1,790,694
[a,b]China Minzhong Food Corp. Ltd.	Food Products	4,877,000	4,048,656
Digital China Holdings Ltd.	Electronic Equipment, Instruments & Components	1,120,000	1,230,380
Kingsoft Corp. Ltd.	Software	726,000	1,250,619
MIE Holdings Corp.	Oil, Gas & Consumable Fuels	8,308,900	1,821,270
Minth Group Ltd.	Auto Components	1,924,200	3,423,821
Prince Frog International Holdings Ltd.	Personal Products	3,805,300	2,492,496
Springland International Holdings Ltd.	Multiline Retail	2,500,000	1,289,383
Yingde Gases	Chemicals	1,805,500	1,641,226
			18,988,545
Finland 1.9%			
Amer Sports OYJ	Leisure Equipment & Products	159,140	3,160,502
France 0.6%			
Ipsos	Media	30,790	1,094,777
Germany 4.8%			
Gerresheimer AG	Life Sciences Tools & Services	44,690	2,607,627
Gildemeister AG	Machinery	73,560	1,710,899
GSW Immobilien AG	Real Estate Management & Development	43,240	1,749,693
Leoni AG	Auto Components	17,320	863,734
Rational AG	Machinery	4,180	1,216,023
			8,147,976
Hong Kong 7.0%			
Haier Electronics Group Co. Ltd.	Household Durables	1,294,000	2,335,846
Samsonite International SA	Textiles, Apparel & Luxury Goods	1,095,300	3,001,054
Techtronic Industries Co. Ltd.	Household Durables	1,621,590	3,964,251
Value Partners Group Ltd.	Capital Markets	1,038,000	575,503
VTech Holdings Ltd.	Communications Equipment	129,600	1,986,866
			11,863,520
Indonesia 1.2%			
[c]Sakari Resources Ltd.	Metals & Mining	1,342,000	1,980,080

Franklin Templeton International Trust
Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Italy 5.0%			
Amplifon SpA	Health Care Providers & Services	493,204	2,468,097
Azimut Holding SpA	Capital Markets	86,013	1,933,605
Marr SpA	Food & Staples Retailing	101,157	1,318,679
[a]Sorin SpA	Health Care Equipment & Supplies	1,027,562	2,791,134
			8,511,515
Japan 10.0%			
Asahi Co. Ltd.	Specialty Retail	79,700	1,276,177
Asics Corp.	Textiles, Apparel & Luxury Goods	229,200	3,859,594
[b]HAJIME CONSTRUCTION CO. LTD.	Household Durables	86,900	4,490,314
Keihin Corp.	Auto Components	147,200	2,238,252
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	74,379	3,881,304
Seria Co. Ltd.	Multiline Retail	42,000	1,342,456
			17,088,097
Netherlands 2.5%			
Aalberts Industries NV	Machinery	91,427	2,303,411
Arcadis NV	Construction & Engineering	77,330	2,005,855
			4,309,266
Philippines 1.3%			
Energy Development Corp.	Independent Power Producers & Energy Traders	11,811,100	1,641,865
Semirara Mining Corp.	Oil, Gas & Consumable Fuels	97,530	558,918
			2,200,783
Singapore 3.6%			
CSE Global Ltd.	IT Services	2,733,000	1,774,187
Ezion Holdings Ltd.	Energy Equipment & Services	1,169,000	2,042,082
First Resources Ltd.	Food Products	1,715,000	2,267,144
			6,083,413
South Korea 3.6%			
BS Financial Group Inc.	Commercial Banks	182,615	2,608,322
Halla Visteon Climate Control Corp.	Auto Components	59,160	1,755,794
Hyundai Mipo Dockyard Co. Ltd.	Machinery	14,889	1,762,247
			6,126,363
Spain 1.0%			
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	3,860	1,664,628
Sweden 1.6%			
[a,c]D Carnegie & Co. AB	Capital Markets	456,515	—
Oriflame Cosmetics SA, SDR	Personal Products	85,320	2,796,261
			2,796,261
Switzerland 1.5%			
Lonza Group AG	Life Sciences Tools & Services	14,990	1,152,828
Tecan Group AG	Life Sciences Tools & Services	14,240	1,375,856
			2,528,684
Taiwan 0.7%			
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	600,000	1,250,208
Turkey 1.2%			
Aygaz AS	Gas Utilities	450,975	2,062,159
United Kingdom 16.1%			
[a]African Minerals Ltd.	Metals & Mining	1,020,900	3,371,161
Bellway PLC	Household Durables	79,137	1,661,508
Bovis Homes Group PLC	Household Durables	138,490	1,684,454
Dignity PLC	Diversified Consumer Services	105,519	2,363,850
Greggs PLC	Food & Staples Retailing	132,129	870,810
Homeserve PLC	Commercial Services & Supplies	889,640	3,589,533
Laird PLC	Electronic Equipment, Instruments & Components	986,251	2,892,634
Man Group PLC	Capital Markets	1,253,573	1,531,393

Franklin Templeton International Trust

Statement of Investments, July 31, 2013 (unaudited) *(continued)*

Micro Focus International PLC	Software	184,081	2,229,178
[a]Ophir Energy PLC	Oil, Gas & Consumable Fuels	315,714	1,807,298
[a]Persimmon PLC	Household Durables	73,560	1,383,319
SIG PLC	Trading Companies & Distributors	707,670	1,955,026
[a]Vectura Group PLC	Pharmaceuticals	1,434,850	2,064,899
			27,405,063
Total Common Stocks (Cost $134,744,536)			154,021,287
Preferred Stocks (Cost $1,130,122) 0.7%			
Germany 0.7%			
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	8,500	1,141,977
Total Investments before Short Term Investments (Cost $135,874,658)			155,163,264
Short Term Investments (Cost $6,771,500) 3.9%			
Investments from Cash Collateral Received for Loaned Securities (Cost $6,771,500) 3.9%			
United States 3.9%			
[d]BNY Mellon Overnight Government Fund, 0.028%		6,771,500	6,771,500
Total Investments (Cost $142,646,158) 95.0%			161,934,764
Other Assets, less Liabilities 5.0%			8,447,726
Net Assets 100.0%			$ 170,382,490

[a]Non-income producing.
[b]A portion or all of the security is on loan at July 31, 2013.
[c]Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2013, the aggregate value of these securities was $1,980,080, representing 1.16% of net assets.
[d]The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

SDR - Swedish Depositary Receipt

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds, three of which are included in this report (Funds).

The Franklin India Growth Fund (India Growth Fund) operates using a "master fund/feeder fund" structure and invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the India Growth Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund's Statement of Investments. At July 31, 2013, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The India Growth Fund's investment in the Portfolio shares is valued at the Portfolio's net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Statement of Investments, which are included elsewhere in this report.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves,

credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds' portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin World Perspectives Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin World Perspectives Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At July 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin India Growth Fund*	Franklin World Perspectives Fund	Templeton Foreign Smaller Companies Fund
Cost of investments	$ 61,884,443	$ 28,391,025	$ 143,072,856
Unrealized appreciation	$ 7,239,920	$ 6,806,951	$ 32,180,165
Unrealized depreciation	(9,619,165)	(658,547)	(13,318,257)
Net unrealized appreciation (depreciation)	$ (2,379,245)	$ 6,148,404	$ 18,861,908

*Includes the holdings of the Portfolio.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin India Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,447,800	$ -	$ -	$ 1,447,800
Mutual Funds	58,621,621	-	-	58,621,621
Total Investments in Securities	$ 60,069,421	$ -	$ -	$ 60,069,421

Franklin World Perspectives Fund				
Assets:				
Investments in Securities:				
Equity Investments[a,b]	$ 33,571,410	$ -	$ -	$ 33,571,410
Participatory Notes	-	248,019	-	248,019
Short Term Investments	-	720,000	-	720,000
Total Investments in Securities	$ 33,571,410	$ 968,019	$ -	$ 34,539,429
Forward Exchange Contracts	$ -	$ 6,548	$ -	$ 6,548
Templeton Foreign Smaller Companies Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Indonesia	$ -	$ -	$ 1,980,080	$ 1,980,080
All Other Equity Investments[a,b]	153,183,184	-	- [c]	153,183,184
Short Term Investments	-	6,771,500	-	6,771,500
Total Investments in Securities	$153,183,184	$ 6,771,500	$ 1,980,080	$161,934,764

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity investments.
[c]Includes securities determined to have no value at July 31, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliation of assets for the nine months ended July 31, 2013, is as follows:

	Balance at Beginning of Period	Purchases (Sales)	Transfers Into (Out of) Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Templeton Foreign Smaller Companies Fund								
Assets:								
Investments in Securities:								
Equity Investments:								
Indonesia	$ 2,034,500	$ -	$ -	$ -	$ -	$ (54,420)	$ 1,980,080	$ (54,420)
Sweden	- [a]	-	-	-	-	-	- [a]	-
Total	$ 2,034,500	$ -	$ -	$ -	$ -	$ (54,420)	$ 1,980,080	$ (54,420)

[a]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2013, are as follows:

Description		Fair Value at End of Period	Valuation Technique	Unobservable Inputs		Amount	Impact to Fair Value if Input Increases[a]
Templeton Foreign Smaller Companies Fund							
Assets:							
Investments in Securities:							
Equity Investments:							
Indonesia	$	1,980,080	Market approach	Offer price	$	1.88 SGD	Increase
				Discount for lack of marketability		0-10%	Decrease[b]
All Other Investments[c]		-					
Total	$	1,980,080					

[a]Represents the directional change in the fair value of the Level 3 investments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
[b]Represents a significant impact to fair value and net assets.
[c]Includes securities determined to have no value.

A significant and reasonable adjustment to the offer price would result in a significant change to the fair value measurement, which may materially impact the net assets of the Fund.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, July 31, 2013 (unaudited)

(Expressed In U.S. Dollars)

	Shares		Value
Common Stocks 99.0%			
India 99.0%			
Auto Components 3.4%			
Balkrishna Industries Ltd.	88,000	$	307,722
Bosch Ltd.	6,264		929,559
Exide Industries Ltd.	380,000		772,426
			2,009,707
Automobiles 4.8%			
Bajaj Auto Ltd.	28,000		890,635
Mahindra & Mahindra Ltd.	80,000		1,199,113
Tata Motors Ltd., A	340,000		729,389
			2,819,137
Chemicals 2.6%			
Asian Paints Ltd.	182,000		1,516,592
Commercial Banks 16.5%			
Axis Bank Ltd.	44,000		747,938
HDFC Bank Ltd.	360,000		3,606,803
ICICI Bank Ltd.	225,000		3,361,967
IndusInd Bank Ltd.	183,000		1,167,225
Yes Bank Ltd.	150,000		798,127
			9,682,060
Construction & Engineering 2.4%			
Larsen & Toubro Ltd.	82,500		1,147,517
Voltas Ltd.	200,000		255,361
			1,402,878
Construction Materials 1.2%			
Grasim Industries Ltd.	16,000		694,161
Diversified Financial Services 5.2%			
Credit Analysis and Research Ltd.	40,000		326,678
Crisil Ltd.	88,500		1,720,482
Kotak Mahindra Bank Ltd.	91,000		973,478
			3,020,638
Electric Utilities 2.3%			
Power Grid Corp. of India Ltd.	805,000		1,332,738
Food Products 1.4%			
Nestle India Ltd.	9,500		826,541
Gas Utilities 1.1%			
GAIL India Ltd.	135,000		668,955
Independent Power Producers & Energy Traders 2.4%			
NTPC Ltd.	650,000		1,394,955
IT Services 10.3%			
Infosys Ltd.	75,000		3,656,828
Tata Consultancy Services Ltd.	40,000		1,193,065
Wipro Ltd.	168,181		1,208,538
			6,058,431
Machinery 2.3%			
Cummins India Ltd.	192,300		1,356,733
Media 1.5%			
Jagran Prakashan Ltd.	455,000		674,780
ᵃTV18 Broadcast Ltd.	800,000		230,055
			904,835
Metals & Mining 1.5%			
Gujarat Mineral Development Corp. Ltd.	410,000		587,158

FT (Mauritius) Offshore Investments Limited
Statement of Investments, July 31, 2013 (unaudited) *(continued)*
(Expressed In U.S. Dollars)

Hindalco Industries Ltd.	182,000	269,613
		856,771
Oil, Gas & Consumable Fuels 13.3%		
Bharat Petroleum Corp. Ltd.	122,500	651,300
Coal India Ltd.	287,000	1,327,354
Great Eastern Shipping Co. Ltd.	160,000	579,476
Oil & Natural Gas Corp. Ltd.	420,000	2,007,691
Reliance Industries Ltd.	225,000	3,222,578
		7,788,399
Personal Products 2.2%		
Marico Ltd.	378,000	1,304,723
Pharmaceuticals 11.6%		
Cadila Healthcare Ltd.	97,000	1,172,273
Dr. Reddy's Laboratories Ltd.	60,000	2,250,481
GlaxoSmithKline Pharmaceuticals Ltd.	15,000	585,100
Lupin Ltd.	70,000	1,002,407
Pfizer Ltd.	31,305	546,082
Torrent Pharmaceuticals Ltd.	176,000	1,235,080
		6,791,423
Textiles, Apparel & Luxury Goods 0.6%		
Titan Industries Ltd.	76,778	332,257
Thrifts & Mortgage Finance 1.0%		
Housing Development Finance Corp. Ltd.	45,000	591,200
Transportation Infrastructure 1.0%		
ᵃGujarat Pipavav Port Ltd.	780,000	612,028
Wireless Telecommunication Services 10.4%		
Bharti Airtel Ltd.	900,000	5,100,814
ᵃIdea Cellular Ltd.	357,000	991,422
		6,092,236
Total Common Stocks (Cost $58,723,455)		58,057,398
Other Assets, less Liabilities 1.0%		564,223
Net Assets 100.0%		$ 58,621,621

ᵃNon-income producing.

FT (Mauritius) Offshore Investments Limited

Notes to Statement of Investments (unaudited)
(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund's (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund's investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At July 31, 2013, the Fund owned 100% of the Portfolio.

The following summarizes the Portfolio's significant accounting policies.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund's procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a

foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Portfolio's portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2013, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 1 inputs.

4. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date September 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date September 26, 2013